Description of Business	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Description of Business

1. Description of Business

Shepherd’s Finance, LLC and subsidiary (the “Company”, “we”, or “our”) was originally formed as a Pennsylvania limited liability company on May 10, 2007. We are the sole member of two consolidating subsidiaries, Shepherd’s Stable Investments, LLC and 339 Justabout Land Company, LLC. The Company operates pursuant to its Second Amended and Restated Limited Liability Company Agreement by and among Daniel M. Wallach and the other members of the Company effective as of March 16, 2017, and as subsequently amended.

The Company extends commercial loans to residential homebuilders (in 20 states as of December 31, 2024) to:

●	construct single family homes,

●	develop undeveloped land into residential building lots, and

●	purchase and improve for sale older homes.

In addition, the Company develops property which is subdivided into two parcels. One parcel is being developed into lots and are available for home construction and the other parcel will be developed into a second phase of lots, which should be available for construction early next year.